Schedule of Investments
(unaudited)
June 30, 2025
iShares
®
Expanded Tech-Software Sector ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Entertainment — 2.4%
Electronic Arts, Inc. ................... 871,866 $ 139,237,001
Take-Two Interactive Software, Inc.
(a) (b)
...... 647,312 157,199,719
296,436,720
Interactive Media & Services — 0.3%
Snap, Inc. , Class A, NVS
(a) (b)
............. 4,060,486 35,285,623
Software — 97.2%
A10 Networks, Inc. .................... 278,328 5,385,647
ACI Worldwide, Inc.
(b)
.................. 400,785 18,400,039
Adeia, Inc. ......................... 410,935 5,810,621
Adobe, Inc.
(b)
........................ 1,296,603 501,629,769
Agilysys, Inc.
(b)
...................... 85,776 9,833,361
Alarm.com Holdings, Inc.
(b)
.............. 190,050 10,751,128
Alkami Technology, Inc.
(a) (b)
.............. 259,774 7,829,588
ANSYS, Inc.
(b)
....................... 335,894 117,972,691
Appfolio, Inc. , Class A
(b)
................ 87,940 20,250,823
Appian Corp. , Class A
(a) (b)
............... 165,180 4,932,275
AppLovin Corp. , Class A
(b)
............... 846,436 296,320,315
Asana, Inc. , Class A
(a) (b)
................. 351,354 4,743,279
Atlassian Corp. , Class A
(b)
............... 631,348 128,220,465
Aurora Innovation, Inc. , Class A
(a) (b)
......... 4,065,291 21,302,125
Autodesk, Inc.
(b)
...................... 817,408 253,044,995
AvePoint, Inc. , Class A
(b)
................ 427,062 8,246,567
Bentley Systems, Inc. , Class B ............ 590,972 31,894,759
BILL Holdings, Inc.
(a) (b)
.................. 362,147 16,752,920
Blackbaud, Inc.
(b)
..................... 143,126 9,190,120
BlackBerry Ltd.
(a) (b)
.................... 2,278,009 10,433,281
BlackLine, Inc.
(a) (b)
.................... 197,748 11,196,492
Box, Inc. , Class A
(b)
................... 553,281 18,905,612
Braze, Inc. , Class A
(b)
.................. 264,089 7,420,901
C3.ai, Inc. , Class A
(a) (b)
................. 449,334 11,040,136
Cadence Design Systems, Inc.
(b)
.......... 1,043,202 321,462,696
CCC Intelligent Solutions Holdings, Inc.
(a) (b)
.... 1,838,170 17,297,180
Cipher Mining, Inc.
(a) (b)
.................. 907,702 4,338,816
Cleanspark, Inc.
(a) (b)
................... 1,062,655 11,721,085
Clear Secure, Inc. , Class A .............. 355,700 9,874,232
Clearwater Analytics Holdings, Inc. , Class A
(b)
.. 924,051 20,264,438
Commvault Systems, Inc.
(b)
.............. 168,582 29,388,900
Confluent, Inc. , Class A
(b)
............... 1,093,968 27,272,622
Core Scientific, Inc.
(a) (b)
................. 1,137,957 19,424,926
Crowdstrike Holdings, Inc. , Class A
(a) (b)
...... 951,627 484,673,147
Datadog, Inc. , Class A
(b)
................ 1,220,690 163,975,288
Descartes Systems Group, Inc. (The)
(a) (b)
..... 327,069 33,244,928
DocuSign, Inc.
(b)
..................... 773,697 60,263,259
Dolby Laboratories, Inc. , Class A .......... 234,615 17,422,510
Dropbox, Inc. , Class A
(b)
................ 749,675 21,440,705
D-Wave Quantum, Inc.
(a) (b)
............... 1,025,723 15,016,585
Dynatrace, Inc.
(b)
..................... 1,145,483 63,242,116
E2open Parent Holdings, Inc. , Class A
(b)
..... 812,096 2,623,070
Elastic NV
(b)
........................ 335,103 28,259,236
Fair Isaac Corp.
(a) (b)
................... 92,999 169,998,452
Five9, Inc.
(b)
........................ 291,406 7,716,431
Fortinet, Inc.
(b)
....................... 2,427,249 256,608,764
Freshworks, Inc. , Class A
(a) (b)
............. 747,548 11,145,941
Gen Digital, Inc. ...................... 2,085,322 61,308,467
Gitlab, Inc. , Class A
(a) (b)
................. 484,758 21,867,433
Guidewire Software, Inc.
(b)
............... 320,478 75,456,545
HubSpot, Inc.
(b)
...................... 201,499 112,160,388
Hut 8 Corp.
(a) (b)
...................... 350,409 6,517,607
Informatica, Inc. , Class A
(b)
.............. 314,699 7,662,921
Intapp, Inc.
(b)
........................ 207,232 10,697,316
InterDigital, Inc. ...................... 99,102 22,221,641
Intuit, Inc. .......................... 1,021,363 804,456,140
Security
Shares
Shares Value
Software (continued)
Jamf Holding Corp.
(b)
.................. 240,397 $ 2,286,175
Klaviyo, Inc. , Class A
(b)
................. 403,666 13,555,104
Lightspeed Commerce, Inc.
(a) (b)
............ 472,414 5,531,968
LiveRamp Holdings, Inc.
(b)
............... 248,440 8,208,458
Manhattan Associates, Inc.
(b)
............. 231,972 45,807,511
MARA Holdings, Inc.
(a) (b)
................ 1,344,601 21,083,344
Meridianlink, Inc.
(b)
.................... 105,016 1,704,410
Microsoft Corp. ...................... 2,115,739 1,052,389,736
MicroStrategy, Inc. , Class A
(a) (b)
............ 969,543 391,918,367
N-able, Inc.
(b)
........................ 275,227 2,229,339
nCino, Inc.
(a) (b)
....................... 353,049 9,874,781
NCR Voyix Corp.
(a) (b)
................... 526,305 6,173,558
NextNav, Inc.
(b)
...................... 259,839 3,949,553
Nutanix, Inc. , Class A
(b)
................. 947,509 72,427,588
Onestream, Inc.
(a) (b)
................... 288,077 8,152,579
Open Text Corp. ..................... 994,136 29,028,771
Oracle Corp. ........................ 5,069,365 1,108,315,270
PagerDuty, Inc.
(b)
..................... 348,003 5,317,486
Palantir Technologies, Inc. , Class A
(b)
....... 7,494,364 1,021,631,700
Palo Alto Networks, Inc.
(a) (b)
.............. 2,529,660 517,669,622
Pegasystems, Inc.
(a)
................... 340,064 18,407,664
Procore Technologies, Inc.
(a) (b)
............ 410,347 28,075,942
Progress Software Corp. ................ 163,242 10,421,369
PROS Holdings, Inc.
(a) (b)
................ 165,664 2,594,298
PTC, Inc.
(a) (b)
........................ 458,276 78,979,286
Q2 Holdings, Inc.
(b)
.................... 238,040 22,278,164
Qualys, Inc.
(a) (b)
...................... 138,793 19,829,356
Rapid7, Inc.
(b)
....................... 245,437 5,676,958
RingCentral, Inc. , Class A
(b)
.............. 306,162 8,679,693
Riot Platforms, Inc.
(a) (b)
................. 1,190,764 13,455,633
Roper Technologies, Inc. ................ 410,782 232,847,669
Rubrik, Inc. , Class A
(a) (b)
................. 471,556 42,246,702
Salesforce, Inc. ...................... 3,505,367 955,878,527
Samsara, Inc. , Class A
(a) (b)
............... 1,076,467 42,821,857
SEMrush Holdings, Inc. , Class A
(b)
......... 123,180 1,114,779
SentinelOne, Inc. , Class A
(a) (b)
............ 1,210,613 22,130,006
ServiceNow, Inc.
(a) (b)
................... 601,684 618,579,287
SoundHound AI, Inc. , Class A
(a) (b)
.......... 1,410,583 15,135,556
Sprinklr, Inc. , Class A
(b)
................. 438,574 3,710,336
Sprout Social, Inc. , Class A
(b)
............. 198,238 4,145,157
SPS Commerce, Inc.
(b)
................. 145,098 19,746,387
Synopsys, Inc.
(b)
..................... 590,751 302,866,223
Tenable Holdings, Inc.
(b)
................ 466,779 15,767,795
Teradata Corp.
(b)
..................... 361,442 8,063,771
Terawulf, Inc.
(a) (b)
..................... 1,171,872 5,132,799
Tyler Technologies, Inc.
(a) (b)
.............. 164,761 97,676,911
UiPath, Inc. , Class A
(b)
................. 1,590,344 20,356,403
Unity Software, Inc.
(a) (b)
................. 1,159,410 28,057,722
Varonis Systems, Inc.
(b)
................. 427,626 21,702,019
Verint Systems, Inc.
(a) (b)
................. 234,440 4,611,435
Vertex, Inc. , Class A
(b)
.................. 217,254 7,676,670
Workday, Inc. , Class A
(b)
................ 827,693 198,646,320
Workiva, Inc. , Class A
(a) (b)
............... 198,246 13,569,939
Zeta Global Holdings Corp. , Class A
(a) (b)
...... 809,470 12,538,690
Zoom Communications, Inc. , Class A
(b)
...... 1,003,331 78,239,751
Zscaler, Inc.
(a) (b)
...................... 366,519 115,064,975
11,874,513,063
Total Long-Term Investments — 99 .9%
(Cost: $ 12,404,468,265 ) ............................ 12,206,235,406

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Expanded Tech-Software Sector ETF
2
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 5.2%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.47%
(e)
................... 622,109,709 $ 622,358,552
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 8,878,433 8,878,433
Total Short-Term Securities — 5 .2%
(Cost: $ 631,137,797 ) .............................. 631,236,985
Total Investments — 105 .1%
(Cost: $ 13,035,606,062 ) ............................ 12,837,472,391
Liabilities in Excess of Other Assets — (5.1) % ............. (624,270,164)
Net Assets — 100.0% ...............................
$ 12,213,202,227
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 670,490,238 $ — $ (48,079,526)
(a)
$ 10,566 $ (62,726) $ 622,358,552 622,109,709 $ 236,573
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 11,635,835 — (2,757,402)
(a)
— — 8,878,433 8,878,433 98,975 —
$ 10,566 $ (62,726) $ 631,236,985 $ 335,548 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 18 09/19/25 $ 4,640 $ 197,846
Russell 2000 E-Mini Index .................................................... 13 09/19/25 1,425 21,870
$ 219,716

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Expanded Tech-Software Sector ETF
3
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 12,206,235,406 $ — $ — $ 12,206,235,406
Short-Term Securities
Money Market Funds ...................................... 631,236,985 — — 631,236,985
$ 12,837,472,391 $ — $ — $ 12,837,472,391
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 219,716 $ — $ — $ 219,716
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares